PENSION PLANS AND RETIREE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
PENSION PLANS AND RETIREE BENEFITS [Abstract]
Summary of Defined Benefit Plans

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2018	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Accrued benefit obligation
Balance, beginning of year	$165.6	$15.8	$303.8	$82.7	$469.4	$98.5
Plans disposed (note 4)	(132.1)	(13.6)	—	—	(132.1)	(13.6)
Actuarial gain	(0.8)	(0.1)	(67.7)	(33.8)	(68.5)	(33.9)
Current service cost	2.4	0.1	16.2	5.3	18.6	5.4
Member contributions	—	—	—	2.1	—	2.1
Interest cost	1.2	0.1	38.0	10.9	39.2	11.0
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.7	—	1,311.7	382.9	1,312.4	382.9
Plan amendments	—	(0.4)	—	—	—	(0.4)
Foreign exchange translation	—	—	77.4	21.4	77.4	21.4
Balance, end of year	$34.3	$1.9	$1,635.3	$458.0	$1,669.6	$459.9

Plan assets
Fair value, beginning of year	$115.2	$8.1	$248.7	$70.8	$363.9	$78.9
Plans disposed (note 4)	(102.1)	(8.1)	—	—	(102.1)	(8.1)
Actual return on plan assets	(0.3)	—	(54.7)	(37.2)	(55.0)	(37.2)
Employer contributions	3.4	—	7.6	2.5	11.0	2.5
Member contributions	—	—	—	2.1	—	2.1
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.3	—	1,133.2	732.7	1,133.5	732.7
Foreign exchange translation	—	—	63.4	33.8	63.4	33.8
Fair value, end of year	$13.8	$—	$1,354.1	$791.2	$1,367.9	$791.2
Net amount recognized	$(20.5)	$(1.9)	$(281.2)	$333.2	$(301.7)	$331.3

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2017	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Accrued benefit obligation
Balance, beginning of year	$150.0	$16.4	$290.5	$72.7	$440.5	$89.1
Actuarial loss (gain)	8.3	(1.6)	23.2	14.4	31.5	12.8
Current service cost	7.9	0.7	8.0	1.8	15.9	2.5
Member contributions	0.2	—	—	—	0.2	—
Interest cost	5.8	0.6	11.7	2.9	17.5	3.5
Benefits paid	(6.3)	(0.3)	(8.6)	(3.2)	(14.9)	(3.5)
Expenses paid	(0.3)	—	(0.8)	(0.1)	(1.1)	(0.1)
Plan settlements	—	—	—	(0.5)	—	(0.5)
Foreign exchange translation	—	—	(20.2)	(5.3)	(20.2)	(5.3)
Balance, end of year	$165.6	$15.8	$303.8	$82.7	$469.4	$98.5

Plan assets
Fair value, beginning of year	$101.5	$6.8	$226.9	$67.2	$328.4	$74.0
Actual return on plan assets	8.5	0.4	37.9	11.0	46.4	11.4
Employer contributions	11.6	1.2	9.5	0.6	21.1	1.8
Member contributions	0.2	—	—	—	0.2	—
Benefits paid	(6.3)	(0.3)	(8.6)	(3.2)	(14.9)	(3.5)
Expenses paid	(0.3)	—	(0.8)	(0.1)	(1.1)	(0.1)
Foreign exchange translation	—	—	(16.2)	(4.7)	(16.2)	(4.7)
Fair value, end of year	$115.2	$8.1	$248.7	$70.8	$363.9	$78.9
Net amount recognized	$(50.4)	$(7.7)	$(55.1)	$(11.9)	$(105.5)	$(19.6)

Schedule of Amounts Included in the Consolidated Balance Sheets

	December 31, 2018			December 31, 2017
		Post-			Post-
	Defined	Retirement		Defined	Retirement
	Benefit	Benefits	Total	Benefit	Benefits	Total
Prepaid post-retirement benefits	$—	$341.4	$341.4	$—	$—	$—
Accounts payable and accrued liabilities	(27.6)	—	(27.6)	(0.6)	—	(0.6)
Future employee obligations	(273.9)	(10.3)	(284.2)	(104.9)	(19.6)	(124.5)
	$(301.5)	$331.1	$29.6	$(105.5)	$(19.6)	$(125.1)

Schedule of Funded Status Based on Accumulated Benefit Obligation

	December 31, 2018		December 31, 2017
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$(32.9)	$(1,525.6)	$(143.9)	$(274.2)
Fair value of plan assets	13.8	1,354.1	115.2	248.7
Funded status	$(19.1)	$(171.5)	$(28.7)	$(25.5)
(a)	Accumulated benefit obligation differs from accrued benefit obligation in that it does not include an assumption with respect to future compensation levels.

Summary of Amounts Recorded in Other Comprehensive Income (Loss)

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2018	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Past service cost	$(0.3)	$0.4	$(0.2)	$—	$(0.5)	$0.4
Net actuarial loss	(8.7)	(0.5)	(10.7)	(5.0)	(19.4)	(5.5)
Recognized in AOCI pre-tax	$(9.0)	$(0.1)	$(10.9)	$(5.0)	$(19.9)	$(5.1)
Increase by the amount included in deferred tax liabilities	2.4	—	2.2	1.4	4.6	1.4
Net amount in AOCI after-tax	$(6.6)	$(0.1)	$(8.7)	$(3.6)	$(15.3)	$(3.7)

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2017	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Past service cost	$(0.4)	$—	$—	$—	$(0.4)	$—
Net actuarial loss	(13.9)	(1.3)	—	—	(13.9)	(1.3)
Recognized in AOCI pre-tax	$(14.3)	$(1.3)	$—	$—	$(14.3)	$(1.3)
Increase (decrease) by the amount included in deferred tax liabilities	4.0	0.3	(0.1)	—	3.9	0.3
Net amount in AOCI after-tax	$(10.3)	$(1.0)	$(0.1)	$—	$(10.4)	$(1.0)

Summary of Amounts Recorded in A Regulatory Asset (Liability)

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2018	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits

Past service cost	$—	$—	$0.8	$(110.2)	$0.8	$(110.2)
Net actuarial gain (loss)	—	—	188.2	(52.6)	188.2	(52.6)
Recognized in regulatory asset (liability)	$—	$—	$189.0	$(162.8)	$189.0	$(162.8)

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2017	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Past service cost	$—	$—	$(1.2)	$5.6	$(1.2)	$5.6
Net actuarial gain (loss)	(30.6)	0.4	(74.0)	(12.8)	(104.6)	(12.4)
Recognized in regulatory asset (liability)	$(30.6)	$0.4	$(75.2)	$(7.2)	$(105.8)	$(6.8)

Schedule of Amounts to be Amortized from AOCI in the Next Fiscal Year

		Post-
	Defined	Retirement
Amounts to be amortized in the next fiscal year from AOCI	Benefit	Benefits
Past service costs	$0.1	$0.2
Actuarial losses	0.5	—
Total	$0.6	$0.2

Schedule of Amounts in Regulatory Assets (Liabilities) to be Recognized over Next Fiscal Year

		Post-
Amounts to be amortized in the next fiscal year from regulatory	Defined	Retirement
assets (liabilities)	Benefit	Benefits
Past service costs	$0.2	$(21.3)
Actuarial losses	9.1	0.1
Total	$9.3	$(21.2)

Schedule of Net Periodic Benefit Expense

	Year ended December 31, 2018
	Canada		United States		Total
		Post-		Post-		Post-
	Defined	retirement	Defined	retirement	Defined	retirement
	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Current service cost (a)	$2.4	$0.1	$16.2	$5.3	$18.6	$5.4
Interest cost (b)	1.2	0.1	38.0	10.9	39.2	11.0
Expected return on plan assets (b)	(0.5)	—	(49.9)	(21.6)	(50.4)	(21.6)
Amortization of past service cost (b)	0.1	—	—	—	0.1	—
Amortization of net actuarial loss (b)	0.6	—	—	—	0.6	—
Amortization of regulatory asset (b)	—	—	7.8	(11.1)	7.8	(11.1)
Net benefit cost (income) recognized	$3.8	$0.2	$12.1	$(16.5)	$15.9	$(16.3)
(a)	Recorded under the line item “Operating and administrative” expenses on the Consolidated Statements of Income.
(b)	Recorded under the line item “Other Income” on the Consolidated Statements of Income.

	Year ended December 31, 2017
	Canada		United States		Total
		Post-		Post-		Post-
	Defined	retirement	Defined	retirement	Defined	retirement
	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Current service cost (a)	$7.9	$0.7	$8.0	$1.8	$15.9	$2.5
Interest cost (b)	5.8	0.6	11.7	2.9	17.5	3.5
Expected return on plan assets (b)	(5.9)	(0.2)	(16.9)	(4.7)	(22.8)	(4.9)
Settlement of plan (b)	—	—	—	0.2	—	0.2
Amortization of past service cost (b)	0.2	—	—	—	0.2	—
Amortization of net actuarial loss (b)	0.7	—	—	—	0.7	—
Amortization of regulatory asset/liability (b)	1.3	0.1	6.5	(0.3)	7.8	(0.2)
Net benefit cost (income) recognized	$10.0	$1.2	$9.3	$(0.1)	$19.3	$1.1

(a)	Recorded under the line item “Operating and administrative” expenses on the Consolidated Statements of Income.
(b)	Recorded under the line item “Other Income” on the Consolidated Statements of Income.

Schedule of Collective Investment Mixes for Plan Assets

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$1.7	$1.7	$—	12.3
Canadian equities	3.7	3.7	—	26.8
Foreign equities	2.1	2.1	—	15.2
Fixed income	5.5	5.5	—	39.9
Real estate	0.8	—	0.8	5.8
	$13.8	$13.0	$0.8	100.0

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$6.3	$6.3	$—	0.3
Canadian equities	2.1	2.1	—	0.1
Foreign equities (a)	273.2	270.6	2.6	12.7
Fixed income	850.1	99.2	750.9	39.6
Derivatives	9.3	—	9.3	0.4
Other	10.9	—	10.9	0.5
Total investments in the fair value hierarchy	$1,151.9	378.2	773.7	53.6
Investments measured at net asset value using the NAV practical expedient (b)
Commingled funds and pooled separate accounts (c)	945.3			44.2
Private Equity/Limited Partnership (d)	48.2			2.2
Total fair value of plan investments	$2,145.4			100.0
Net payable (e)	(0.1)			—
	$2,145.3			100.0
(b)	Investments in foreign equities include U.S. and international securities.
(c)

In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(d)

As of December 31, 2018, investments in commingled funds and a pooled separate account consisted of approximately 89 percent common stock U.S. companies; 10 percent income producing properties located in the United States; and 1 percent short-term money market investments for WGL’s defined benefit plans and 54 percent of common stock of large-cap U.S. companies, 20 percent of U.S. Government fixed income securities and 26 percent of corporate bonds for WGL’s post-retirement benefit plans.

(e)	At December 31, 2018, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)	At December 31, 2018, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations

		Post-		Post-
Significant actuarial assumptions used in measuring	Defined	Retirement	Defined	Retirement
net benefit plan costs	Benefit	Benefits	Benefit	Benefits
Year ended December 31	2018		2017
Discount rate (%)	3.25 - 4.30	3.60 - 4.30	2.65 - 4.20	4.00 - 4.20
Expected long-term rate of return on plan assets (%) (a)	3.20 - 7.60	3.75 - 7.60	6.18 - 7.30	3.10 - 7.30
Rate of compensation increase (%)	2.75 - 4.10	4.10	2.75 - 4.00	3.25
Average remaining service life of active employees (years)	9.6	14.1	12.7	13.5
(a) Only applicable for funded plans

		Post-		Post-
Significant actuarial assumptions used in measuring	Defined	Retirement	Defined	Retirement
benefit obligations	Benefit	Benefits	Benefit	Benefits
As at December 31	2018		2017
Discount rate (%)	3.60 - 4.40	3.90 - 4.50	2.80 - 3.70	3.60 - 3.70
Rate of compensation increase (%)	2.75 - 4.10	4.10	2.75 - 4.00	3.25

Summary of Assumed Health Care Cost Trend Rates

	Increase	Decrease
Service and interest costs	$1.7	$(1.3)
Accrued benefit obligation	$19.8	$(16.0)

Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans

		Post-
	Defined	Retirement
	Benefit	Benefits
Expected employer contributions:
2019	$41.4	$0.1
Expected benefit payments:
2019	$109.8	$25.3
2020	92.2	24.6
2021	95.3	25.0
2022	101.0	25.4
2023	99.4	25.5
2024 - 2028	$521.9	$130.9